N-2	Aug. 08, 2023
Cover [Abstract]
Entity Central Index Key	0001552198
Amendment Flag	false
Securities Act File Number	814-00967
Document Type	8-K
Entity Registrant Name	WhiteHorse Finance, Inc.
Entity Address, Address Line One	1450 Brickell Avenue
Entity Address, Address Line Two	31st Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	305
Local Phone Number	381-6999
Entity Emerging Growth Company	false